GUINNESS ATKINSON RENMINBI YUAN & BOND FUND

Schedule of Investments

at March 31, 2023 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 90.0%	Value
	Auto-Cars/Light Trucks: 12.1%
3,000,000	BMW Finance, 2.800%, 8/11/23	$436,143
1,000,000	Volkswagen International Finance NV, 2.900%, 01/21/24	145,189
		581,332
	Commercial Banks: 39.2%
1,000,000	Bank of China, 3.080%, 04/28/26	144,710
1,000,000	Bank of Communications Bank Co., Ltd., 3.200%, 3/21/24	145,857
2,000,000	CBQ Finance Ltd., 4.000%, 08/05/23	292,071
1,000,000	China Construction Bank, 2.850%, 04/22/23	145,512
4,000,000	First Abu Dhabi Bank, 3.400%, 08/18/25	574,068
1,000,000	QNB Finance Ltd., 3.800%, 06/17/25	144,601
1,000,000	QNB Finance Ltd., 3.900%, 06/17/25	144,543
2,000,000	Standard Chartered PLC 4.350%, 03/18/26	292,167
		1,883,529
	Diversified Banks: 2.9%
1,000,000	HSBC Holding, 3.400%, 06/29/27	140,150

	Diversified Operations: 3.0%
1,000,000	Wharf Finance Lrd., 3.250%, 01/14/24	145,419

	Export/Import Bank: 18.2%
1,000,000	Agriculture Development Bank of China 3.400%, 11/06/24	146,673
1,000,000	China Development Bank, 3.030%, 11/27/23	145,886
1,000,000	China Development Bank, 3.230%, 11/27/25	146,605
1,000,000	European International Bank, 2.700%, 04/22/24	144,752
1,000,000	Export-Import Bank of Korea, 4.500%, 01/27/24	147,383
1,000,000	Kreditanstalt Fuer Wiederaufbau, 2.700%, 03/25/24	145,798
		877,097
	Finance-Mtg Loan/Banker: 3.0%
1,000,000	Hong Kong Mortgage Corp. Ltd., 2.700%, 02/09/24	145,116

	Municipal City: 3.0%
1,000,000	Municipality of Shenzhen China, 2.900%, 10/19/26	144,269

	Transportation Services: 2.6%
1,000,000	GLP China Holding Ltd., 4.000%, 02/7/24	123,914

	Real Estate Operator/Developer: 6.0%
1,000,000	Sun Hung Kai Properties 3.200%, 08/14/27	141,297
1,000,000	Wharf Real Estate Investment Company Ltd., 3.200%, 09/15/23	145,569
		286,866

GUINNESS ATKINSON RENMINBI YUAN & BOND FUND

Schedule of Investments

at March 31, 2023 (Unaudited)

Principal Amount (CNH)	Corporate Bonds: 90.0%	Value
	Total Corporate Bonds	$4,327,692
	(cost $4,524,756)

	Total Investments in Securities	4,327,692
	(cost 4,524.756): 90.0%

	China Yuan (Offshore): 6.9%	329,358
	Other Assets less Liabilities: 3.1%	150,149

	Net Assets: 100.0%	$4,807,199

CNH - The official currency of the People’s Republic of China.